Description of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Accumulated Other Comprehensive Income (Loss)
Accumulated other comprehensive income (loss) consisted of the following at December 31, 2015 and 2014:

	2015	2014
	(Amounts in thousands)
Securities:
Non-credit unrealized losses on available for sale securities with OTTI	$(344)	$(457)
Unrealized gains on available for sale securities without OTTI	71	732
Tax impact	108	(110)
	$(165)	$165

Computation of Earnings Per Common Share
Earnings per common share have been computed based on the following for 2015 and 2014:

	2015	2014
	(dollars in thousands, except share data)
Basic earnings per common share
Net income available to common shareholders	$9,497	$9,273
Average common shares outstanding	6,091,562	5,991,226
Basic earnings per common share	$1.56	$1.55
Diluted earnings per common share
Net income available to common shareholders	$9,497	$9,273
Dividend on Preferred Series B	1,200	1,200
Net income available to common shareholders pre dividend on Preferred Series B	$10,697	$10,473
Average common shares outstanding	6,091,562	5,991,226
Dilutive potential common shares	1,882,026	1,933,633
Total diluted average common shares outstanding	7,973,588	7,924,859
Diluted earnings per common share	$1.34	$1.32